UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, Texas  75225

13F File Number:  028-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

 /s/ J. Brett Robertson     Dallas, Texas/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $85,738 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     3152   550000 SH       SOLE                   550000
AMERICAN EXPRESS CO            COM              025816109     3330    57200 SH       SOLE                    57200
ARCH CAP GROUP LTD             ORD              G0450A105     7311   184200 SH       SOLE                   184200
BLOUNT INTL INC NEW            COM              095180105      821    56024 SH       SOLE                    56024
CAPELLA EDUCATION COMPANY      COM              139594105      348    10000 SH       SOLE                    10000
CEVA INC                       COM              157210105      704    40000 SH       SOLE                    40000
CITRIX SYS INC                 COM              177376100     2812    33500 SH       SOLE                    33500
CORELOGIC INC                  COM              21871D103     1605    87675 SH       SOLE                    87675
DELTIC TIMBER CORP             COM              247850100     1214    19913 SH       SOLE                    19913
EAGLE MATERIALS INC            COM              26969P108     2838    76000 SH       SOLE                    76000
EXELIS INC                     COM              30162A108      394    40000 SH       SOLE                    40000
GREIF INC                      CL B             397624206     1731    38500 SH       SOLE                    38500
HOLLYFRONTIER CORP             COM              436106108     3164    89300 SH       SOLE                    89300
INTUIT                         COM              461202103     3276    55200 SH       SOLE                    55200
ISHARES TR                     RUSSELL 2000     464287655      315    86000 SH  PUT  SOLE                    86000
ITT CORP NEW                   COM NEW          450911201      352    20000 SH       SOLE                    20000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5353    57800 SH       SOLE                    57800
LENDER PROCESSING SVCS INC     COM              52602E102     2705   107000 SH       SOLE                   107000
MOODYS CORP                    COM              615369105     2032    55600 SH       SOLE                    55600
NASDAQ OMX GROUP INC           COM              631103108     5223   230400 SH       SOLE                   230400
PACCAR INC                     COM              693718108     1568    40000 SH       SOLE                    40000
PLUM CREEK TIMBER CO INC       COM              729251108     1600    40300 SH       SOLE                    40300
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      529   100000 SH  PUT  SOLE                   100000
PRIMO WTR CORP                 COM              74165N105      114   102986 SH       SOLE                   102986
RAYTHEON CO                    COM NEW          755111507     5195    91800 SH       SOLE                    91800
RENT A CTR INC NEW             COM              76009N100     2393    71000 SH       SOLE                    71000
RF MICRODEVICES INC            COM              749941100     2936   690900 SH       SOLE                   690900
SONUS NETWORKS INC             COM              835916107     1161   541200 SH       SOLE                   541200
SPDR S&P 500 ETF TR            TR UNIT          78462F103      168    54000 SH  PUT  SOLE                    54000
SYNOPSYS INC                   COM              871607107     7203   244744 SH       SOLE                   244744
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     3267   258667 SH       SOLE                   258667
WELLPOINT INC                  COM              94973V107     5090    79799 SH       SOLE                    79799
XILINX INC                     COM              983919101     5180   154300 SH       SOLE                   154300
XYLEM INC                      COM              98419M100      654    26000 SH       SOLE                    26000